Related Party Transactions (10-K) (Details Narrative) (USD $)	0 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended				14 Months Ended	16 Months Ended	20 Months Ended	42 Months Ended
	May 24, 2013	May 24, 2013	Feb. 15, 2013	Jan. 31, 2013	Nov. 30, 2011	Jun. 30, 2013	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Monthly support fee					$ 5,000	$ (30,000)	$ 150,000	$ 60,000	$ 410,000	$ 390,000	$ 25,000	$ 5,000	$ 40,000	$ 5,000
Number of shares issued by the company, value								600,000		250,000
Stock issued during period for consideration of services, shares	500,000	500,000	10,000,000	3,200,000											303,500
Number of shares issued during the period for service, value						2,640,000		3,300,000	55,020	87,370					30,350
Alliance Acquisition Corp [Member]
Number of shares held by related parties								12,750,000	12,750,000			12,750,000			12,750,000
Brian Altounian [Member]
Noncontrolling Interest, Ownership Percentage						34.00%		34.00%	34.00%			34.00%		34.00%	34.00%
Number of shares issued by the company															2,047,000
Number of shares issued by the company, value															$ 149,000